Portfolio of Investments June 30, 2025
NXP
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 101.1%
729691452 MUNICIPAL BONDS - 101 .1% 729691452
ALABAMA - 0.6%
$ 1,450,000 Jefferson County, Alabama, Sewer Revenue Warrants, Series
2024
5 .500% 10/01/53 $ 1,487,610
3,000,000 Southeast Energy Authority, Alabama, A Cooperative District
Energy Supply Revenue Bonds Series 2024A
5 .000 11/01/35 3,102,203
TOTAL ALABAMA 4,589,813
ARIZONA - 3.1%
255,000 Arizona Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Basis Schools, Inc. Projects, Series
2017F
3 .000 07/01/26 253,547
2,350,000 Arizona Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Basis Schools, Inc. Projects, Series
2017F
5 .000 07/01/47 2,322,992
1,000,000 (a) Maricopa County Industrial Development Authority, Arizona,
Education Revenue Bonds, Legacy Traditional Schools Projects,
Series 2021A
4 .000 07/01/51 792,853
1,465,000 (a) Maricopa County Industrial Development Authority, Arizona,
Education Revenue Bonds, Legacy Traditional Schools Projects,
Taxable Series 2019B
5 .000 07/01/54 1,353,625
2,000,000 Maricopa County Industrial Development Authority, Arizona,
Revenue Bonds, Banner Health, Refunding Series 2016A
5 .000 01/01/38 2,024,822
1,950,000 McAllister Academic Village LLC, Arizona, Revenue Bonds,
Arizona State University Hassayampa Academic Village Project,
Refunding Series 2016
5 .000 07/01/37 1,969,250
3,185,000 Phoenix Civic Improvement Corporation, Arizona, Airport
Revenue Bonds, Junior Lien Series 2019A
5 .000 07/01/44 3,205,644
5,000,000 Phoenix Civic Improvement Corporation, Arizona, Airport
Revenue Bonds, Junior Lien Series 2019B, (AMT)
5 .000 07/01/49 4,955,835
3,000,000 Queen Creek, Arizona, Excise Tax & State Shared Revenue
Obligation Bonds, Series 2018A
5 .000 08/01/47 3,016,929
2,410,000 Salt Verde Financial Corporation, Arizona, Senior Gas Revenue
Bonds, Citigroup Energy Inc Prepay Contract Obligations,
Series 2007
5 .000 12/01/37 2,512,944
TOTAL ARIZONA 22,408,441
ARKANSAS - 0.4%
500,000 (a) Arkansas Development Finance Authority, Charter School
Revenue Bonds, Academy of Math and Science - Little Rock
Project Series 2024A
7 .000 07/01/59 447,117
6,555,000 Arkansas Development Finance Authority, Tobacco Settlement
Revenue Bonds, Arkansas Cancer Research Center Project,
Series 2006 - AMBAC Insured
0 .000 07/01/46 2,188,994
500,000 Pulaski County, Arkansas, Hospital Revenue Bonds, Arkansas
Children's Hospital, Series 2023
5 .000 03/01/43 508,077
TOTAL ARKANSAS 3,144,188
CALIFORNIA - 15.2%
11,000,000 Alhambra Unified School District, Los Angeles County,
California, General Obligation Bonds, Capital Appreciation
Series 2009B - AGC Insured
0 .000 08/01/41 5,436,804
4,245,000 Anaheim City School District, Orange County, California,
General Obligation Bonds, Election 2002 Series 2007 - AGM
Insured
0 .000 08/01/31 3,470,742
2,840,000 Anaheim Public Financing Authority, California, Lease Revenue
Bonds, Public Improvement Project, Series 1997C - AGM
Insured
0 .000 09/01/30 2,401,536
6,740,000 (b) Anaheim Public Financing Authority, California, Lease Revenue
Bonds, Public Improvement Project, Series 1997C - AGM
Insured, (ETM)
0 .000 09/01/35 4,791,637
5,760,000 Anaheim Public Financing Authority, California, Lease Revenue
Bonds, Public Improvement Project, Series 1997C - AGM
Insured
0 .000 09/01/35 3,930,560

Portfolio of Investments June 30, 2025
(continued)
NXP

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 1,175,000 Burbank-Glendale-Pasadena Airport Authority, California,
Airport Revenue Bonds, Senior Series 2024B, (AMT)
5 .250% 07/01/54 $ 1,191,052
120,000 California County Tobacco Securitization Agency, Tobacco
Settlement Asset-Backed Bonds, Los Angeles County
Securitization Corporation, Series 2020A
4 .000 06/01/49 101,874
2,645,000 Cypress Elementary School District, Orange County, California,
General Obligation Bonds, Series 2009A - AGM Insured
0 .000 05/01/34 1,959,399
2,440,000 Eureka Unified School District, Humboldt County, California,
General Obligation Bonds, Series 2002 - AGM Insured
0 .000 08/01/27 2,294,582
2,275,000 Folsom Cordova Unified School District, Sacramento County,
California, General Obligation Bonds, School Facilities
Improvement District 4, Series 2007A - NPFG Insured
0 .000 10/01/28 2,064,937
1,000,000 Fresno, California, Airport Revenue Bonds, Series 2023A - BAM
Insured, (AMT)
5 .000 07/01/53 985,741
6,080,000 (b) Golden State Tobacco Securitization Corporation, California,
Enhanced Tobacco Settlement Asset-Backed Revenue Bonds,
Series 2005A - AMBAC Insured, (ETM)
0 .000 06/01/28 5,627,644
6,060,000 Grossmont Union High School District, San Diego County,
California, General Obligation Bonds, Series 2006 - NPFG
Insured
0 .000 08/01/25 6,045,437
1,495,000 Huntington Beach Union High School District, Orange County,
California, General Obligation Bonds, Series 2007 - FGIC
Insured
0 .000 08/01/33 1,135,482
4,055,000 Kern Community College District, California, General
Obligation Bonds, Series 2003A - FGIC Insured
0 .000 03/01/28 3,734,380
3,480,000 (c) Mount San Antonio Community College District, Los Angeles
County, California, General Obligation Bonds, Election of 2008,
Series 2013A
0 .000 08/01/43 3,349,246
450,000 M-S-R Energy Authority, California, Gas Revenue Bonds,
Citigroup Prepay Contracts, Series 2009C
6 .500 11/01/39 538,402
11,985,000 Norwalk La Mirada Unified School District, Los Angeles County,
California, General Obligation Bonds, Election 2002, Series
2007C - AGM Insured
0 .000 08/01/32 9,448,076
1,195,000 Palmdale School District, Los Angeles County, California,
General Obligation Bonds, Series 2003 - AGM Insured
0 .000 08/01/28 1,091,882
3,000,000 Palomar Pomerado Health, California, General Obligation
Bonds, Capital Appreciation, Election of 2004, Series 2007A -
NPFG Insured
0 .000 08/01/25 2,987,649
8,790,000 Pittsburg Redevelopment Agency, California, Tax Allocation
Bonds, Los Medanos Community Development Project, Series
1999 - AMBAC Insured
0 .000 08/01/29 7,676,622
12,240,000 (b) Placentia-Yorba Linda Unified School District, Orange County,
California, Certificates of Participation, Series 2006 - FGIC
Insured, (ETM)
0 .000 10/01/34 8,842,278
1,500,000 Placer Union High School District, Placer County, California,
General Obligation Bonds, Series 2004C - AGM Insured
0 .000 08/01/32 1,189,096
8,000,000 Poway Unified School District, San Diego County, California,
General Obligation Bonds, School Facilities Improvement
District 2007-1, Election 2008 Series 2009A
0 .000 08/01/32 6,364,024
8,000,000 Poway Unified School District, San Diego County, California,
General Obligation Bonds, School Facilities Improvement
District 2007-1, Election 2008 Series 2009A
0 .000 08/01/33 6,105,247
3,940,000 Rancho Mirage Redevelopment Agency, California, Tax
Allocation Bonds, Combined Whitewater and 1984 Project
Areas, Series 2003A - NPFG Insured
0 .000 04/01/35 2,792,754
2,755,000 Sacramento City Unified School District, Sacramento County,
California, General Obligation Bonds, Series 2007 - AGM
Insured
0 .000 07/01/25 2,755,000
3,570,000 San Diego County Regional Airport Authority, California,
Airport Revenue Bonds, International Senior Series 2023B,
(AMT)
5 .000 07/01/48 3,569,255
2,110,000 Sierra Sands Unified School District, Kern County, California,
General Obligation Bonds, Election of 2006, Series 2006A -
FGIC Insured
0 .000 11/01/28 1,892,484

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 6,025,000 Simi Valley Unified School District, Ventura County, California,
General Obligation Bonds, Election of 2004 Series 2007C
0 .000% 08/01/30 $ 5,189,984
1,150,000 Woodside Elementary School District, San Mateo County,
California, General Obligation Bonds, Election of 2005, Series
2007 - AMBAC Insured
0 .000 10/01/30 990,312
TOTAL CALIFORNIA 109,954,118
COLORADO - 9.1%
3,750,000 Arkansas River Power Authority, Colorado, Power Supply
System Revenue Bonds, Refunding Series 2018A
5 .000 10/01/43 3,687,535
5,625,000 Colorado Bridge and Tunnel Enterprise, Colorado, Senior
Infrastructure Revenue Bonds, Series 2024A - AGM Insured
5 .250 12/01/49 5,825,939
150,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-1
4 .000 08/01/44 130,432
6,600,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-2
5 .000 08/01/44 6,507,971
1,220,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Covenant Living Communities & Services, Series 2025A
5 .125 12/01/45 1,225,068
5,000,000 Colorado School of Mines Board of Trustees, Golden,
Colorado, Institutional Enterprise Revenue Bonds, Series
2017B
5 .000 12/01/47 4,951,100
2,475,000 Colorado State, Certificates of Participation, Rural Series 2020A 4 .000 12/15/37 2,443,484
480,000 Crowfoot Valley Ranch Metropolitan District No. 2,  Douglas
County, Colorado, Limited Tax General Obligation Bonds,
Refunding Series 2024A - BAM Insured
5 .000 12/01/44 485,481
9,000,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Series 2022A, (AMT)
5 .000 11/15/47 9,000,894
2,275,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Series 2022D, (AMT)
5 .750 11/15/45 2,410,852
4,400,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Subordinate Lien Series 2018B
5 .000 12/01/43 4,420,203
8,350,000 E-470 Public Highway Authority, Colorado, Senior Revenue
Bonds, Series 2000B - NPFG Insured
0 .000 09/01/29 7,359,409
1,295,000 E-470 Public Highway Authority, Colorado, Senior Revenue
Bonds, Series 2000B - NPFG Insured
0 .000 09/01/32 1,016,688
4,475,000 E-470 Public Highway Authority, Colorado, Senior Revenue
Bonds, Series 2000B - NPFG Insured
0 .000 09/01/33 3,359,651
12,500,000 E-470 Public Highway Authority, Colorado, Senior Revenue
Bonds, Series 2006A - NPFG Insured
0 .000 09/01/38 6,488,190
1,000,000 Park Creek Metropolitan District, Colorado, Senior Limited
Property Tax Supported Revenue Bonds, Refunding Series
2015A
5 .000 12/01/33 1,005,124
620,000 Park Creek Metropolitan District, Colorado, Senior Limited
Property Tax Supported Revenue Bonds, Refunding Series
2015A
5 .000 12/01/35 622,433
5,000,000 Windy Gap Firming Project Water Activity Enterprise, Colorado,
Senior Revenue Bonds, Series 2021
5 .000 07/15/51 5,065,151
TOTAL COLORADO 66,005,605
CONNECTICUT - 1.1%
2,500,000 Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Fairfield University, Series 2022U
4 .000 07/01/52 2,089,597
5,390,000 Connecticut State, Special Tax Obligation Bonds,
Transportation Infrastructure Purposes, Series 2021A
4 .000 05/01/40 5,236,967
750,000 University of Connecticut, General Obligation Bonds, Series
2015A
5 .000 03/15/31 759,332
TOTAL CONNECTICUT 8,085,896

Portfolio of Investments June 30, 2025
(continued)
NXP

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
DISTRICT OF COLUMBIA - 1.7%
$ 1,500,000 (b) Metropolitan Washington Airports Authority, Virginia,
Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital
improvement Projects, Second Senior Lien Series 2009C, (Pre-
refunded 10/01/26) - AGC Insured
6 .500% 10/01/41 $ 1,568,487
2,000,000 Metropolitan Washington Airports Authority, Virginia,
Dulles Toll Road Revenue Bonds, Dulles Metrorail Capital
Appreciation, Second Senior Lien Series 2010B
6 .500 10/01/44 2,120,141
5,000,000 Metropolitan Washington D.C. Airports Authority, Airport
System Revenue Bonds, Refunding Series 2023A, (AMT)
5 .250 10/01/53 5,057,808
2,450,000 Metropolitan Washington D.C. Airports Authority, Airport
System Revenue Bonds, Refunding Series 2024A, (AMT)
5 .250 10/01/49 2,495,106
1,070,000 Washington Metropolitan Area Transit Authority, Dedicated
Revenue Bonds, Green Series 2021A
4 .000 07/15/46 946,250
TOTAL DISTRICT OF COLUMBIA 12,187,792
FLORIDA - 3.0%
1,000,000 Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT)
5 .000 07/01/41 911,475
1,700,000 Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024 - AGM Insured, (AMT)
5 .250 07/01/53 1,698,409
3,000,000 Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT)
5 .500 07/01/53 2,776,329
3,795,000 (a) Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Series
2025A, (AMT), (Mandatory Put 8/13/25)
8 .250 07/01/57 3,900,596
2,000,000 Greater Orlando Aviation Authority, Florida, Orlando Airport
Facilities Revenue Bonds, Priority Subordinated Series 2017A,
(AMT)
5 .000 10/01/42 2,000,586
1,545,000 Greater Orlando Aviation Authority, Florida, Orlando Airport
Facilities Revenue Bonds, Priority Subordinated Series 2017A,
(AMT)
5 .000 10/01/47 1,535,154
1,565,000 Hillsborough County Industrial Development Authority, Florida,
Health System Revenue Bonds, BayCare Health System Series
2024C
5 .250 11/15/49 1,629,074
1,000,000 Hillsborough County Industrial Development Authority, Florida,
Health System Revenue Bonds, BayCare Health System Series
2024C
4 .125 11/15/51 876,840
5,000,000 Miami-Dade County, Florida, Aviation Revenue Bonds,
Refunding Series 2019A, (AMT)
5 .000 10/01/49 4,920,901
1,090,000 Orange County Health Facilities Authority, Florida, Revenue
Bonds, Presbyterian Retirement Communities Project, Series
2024
5 .000 08/01/54 1,024,816
TOTAL FLORIDA 21,274,180
GEORGIA - 1.4%
3,665,000 Brookhaven Development Authority, Georgia, Revenue Bonds,
Children's Healthcare of Atlanta, Inc. Project, Series 2019A
4 .000 07/01/49 3,149,611
3,775,000 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2023D, (Mandatory Put 12/01/30)
5 .000 05/01/54 3,973,162
1,250,000 Municipal Electric Authority of Georgia, Project One Revenue
Bonds, Subordinate Series 2024A
5 .250 01/01/49 1,300,920
1,570,000 Municipal Electric Authority of Georgia, Project One Revenue
Bonds, Subordinate Series 2024A - BAM Insured
5 .250 01/01/54 1,628,917
TOTAL GEORGIA 10,052,610
GUAM - 1.2%
7,250,000 Government of Guam, Business Privilege Tax Bonds, Refunding
Series 2015D
5 .000 11/15/39 7,249,436
1,460,000 Guam Government Waterworks Authority, Water and
Wastewater System Revenue Bonds, Series 2016
5 .000 01/01/46 1,449,800
TOTAL GUAM 8,699,236

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
IDAHO - 1.5%
$ 1,600,000 Boise State University, Idaho, General Revenue Bonds, Series
2023A
5 .000% 04/01/48 $ 1,621,904
1,220,000 Idaho Housing & Finance Association, Idaho, Sales Tax
Revenue Bonds, Transportation Expansion & Congestion
Mitigation Fund, Series 2023A
5 .250 08/15/48 1,281,264
2,000,000 (a) Idaho Housing and Finance Association, Nonprofit Facilities
Revenue Bonds, The College of Idaho Project, Series 2023
5 .625 11/01/43 1,975,913
6,000,000 (a) Idaho Housing and Finance Association, Nonprofit Facilities
Revenue Bonds, The College of Idaho Project, Series 2023
5 .875 11/01/53 5,884,885
TOTAL IDAHO 10,763,966
ILLINOIS - 9.5%
2,050,000 Chicago Board of Education, Illinois, Dedicated Capital
Improvement Tax Revenue Bonds, Series 2016
6 .000 04/01/46 2,079,350
1,790,000 Chicago Board of Education, Illinois, General Obligation
Bonds, Dedicated Revenues, Refunding Series 2017C
5 .000 12/01/30 1,817,095
725,000 Chicago Board of Education, Illinois, General Obligation
Bonds, Dedicated Revenues, Series 2016B
6 .500 12/01/46 732,285
1,500,000 Chicago Board of Education, Illinois, General Obligation
Bonds, Dedicated Revenues, Series 2021A
5 .000 12/01/38 1,496,546
3,900,000 Chicago Board of Education, Illinois, General Obligation
Bonds, Series 1999A - FGIC Insured
0 .000 12/01/28 3,420,530
55,000 Chicago Board of Education, Illinois, Unlimited Tax General
Obligation Bonds, Dedicated Tax Revenues, Series 1998B-1 -
FGIC Insured
0 .000 12/01/28 48,238
5,500,000 Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Senior Lien Series 2024A
5 .500 01/01/53 5,659,322
1,500,000 Chicago, Illinois, Midway Airport Revenue Bonds, Refunding
Senior Lien Series 2023C
5 .000 01/01/40 1,522,345
5,000,000 Chicago, Illinois, Wastewater Transmission Revenue Bonds,
Second Lien Project, Series 2023A - AGM Insured
5 .250 01/01/53 5,075,047
1,190,000 Chicago, Illinois, Water Revenue Bonds, Second Lien Series
2023A - AGM Insured
5 .250 11/01/53 1,206,910
10,000,000 (d) Illinois Housing Development Authority, Revenue Bonds, Social
Series 2024I, (UB)
4 .625 04/01/50 9,545,308
2,500,000 Illinois Toll Highway Authority, Toll Highway Revenue Bonds,
Senior Lien Series 2021A
4 .000 01/01/46 2,224,389
1,720,000 Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Series 2002A -
NPFG Insured
0 .000 12/15/29 1,466,959
45,000 (b) Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Series 2002A,
(ETM)
0 .000 06/15/30 38,402
765,000 Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Series 2002A
0 .000 06/15/30 638,909
2,500,000 Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Series 2002A -
NPFG Insured
0 .000 12/15/30 2,046,575
17,195,000 Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Series 2002A -
NPFG Insured
0 .000 12/15/31 13,473,304
1,350,000 Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Series 2002A -
NPFG Insured
0 .000 06/15/35 888,374
15,000,000 Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Series 2002A -
NPFG Insured
0 .000 12/15/36 9,074,172
2,000,000 Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Series 2002A -
NPFG Insured
0 .000 06/15/37 1,175,082
9,370,000 Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Series 2002A -
NPFG Insured
0 .000 06/15/39 4,833,828
TOTAL ILLINOIS 68,462,970

Portfolio of Investments June 30, 2025
(continued)
NXP

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDIANA - 1.0%
$ 1,600,000 (b) Indiana Bond Bank, Special Program Bonds, Carmel Junior
Waterworks Project, Series 2008B - AGM Insured, (ETM)
0 .000% 06/01/30 $ 1,373,754
5,060,000 Indiana Finance Authority, Hospital Revenue Bonds, Marion
General Hospital Project, Series 2020A
4 .000 07/01/45 4,460,860
500,000 Northern Indiana Commuter Transportation District, Indiana,
Limited Obligation Revenue Bonds, Series 2024
5 .250 01/01/49 519,845
1,000,000 Zionsville Community Schools Building Corporation, Boone
County, Indiana, First Mortgage Bonds, Series 2005Z - AGM
Insured
0 .000 07/15/28 906,314
TOTAL INDIANA 7,260,773
IOWA - 0.2%
1,165,000 (b) Iowa Finance Authority, Iowa, Midwestern Disaster Area
Revenue Bonds, Iowa Fertilizer Company Project, Refunding
Series 2022, (Pre-refunded 12/01/32), (Mandatory Put
12/01/42)
5 .000 12/01/50 1,321,263
TOTAL IOWA 1,321,263
KENTUCKY - 0.1%
805,000 Kentucky Public Transportation Infrastructure Authority, Toll
Revenue Bonds, Downtown Crossing Project, Convertible
Capital Appreciation First Tier Series 2013C
6 .750 07/01/43 901,058
TOTAL KENTUCKY 901,058
LOUISIANA - 0.6%
1,870,000 Jefferson Sales Tax District, Jefferson Parish, Louisiana, Special
Sales Tax Revenue Bonds, Series 2017B - AGM Insured
5 .000 12/01/42 1,883,464
500,000 Louisiana Publics Facilities Authority, Louisiana, Revenue
Bonds, I-10 Calcasieu River Bridge Public-Private Partnership
Project, Senior Lien Series 2024, (AMT)
5 .500 09/01/54 509,359
2,000,000 New Orleans, Louisiana, General Obligation Bonds, Public
Improvement Series 2024A
5 .000 12/01/53 2,014,101
TOTAL LOUISIANA 4,406,924
MASSACHUSETTS - 4.6%
3,000,000 Lowell, Massachusetts, Collegiate Charter School Revenue
Bonds, Series 2019
5 .000 06/15/49 2,796,581
10,000,000 Massachusetts Development Finance Agency, Revenue Bonds,
Boston University, Series 2016BB-1
4 .000 10/01/46 8,871,477
2,230,000 Massachusetts Development Finance Agency, Revenue Bonds,
Boston University, Series 2016BB-1
5 .000 10/01/46 2,245,152
6,500,000 Massachusetts Development Finance Agency, Revenue Bonds,
Dana-Farber Cancer Institute Issue, Series 2016N
5 .000 12/01/46 6,501,268
920,000 Massachusetts Development Finance Agency, Revenue Bonds,
Orchard Cove, Inc., Refunding Series 2019
5 .000 10/01/49 886,113
600,000 Massachusetts Development Finance Agency, Revenue Bonds,
UMass Memorial Health Care Obligated Group Issue, Series
2017L
3 .625 07/01/37 521,851
3,000,000 Massachusetts State, General Obligation Bonds, Consolidated
Loan, Series 2015B
4 .000 05/01/45 2,742,315
2,415,000 Massachusetts State, Transportation Fund Revenue Bonds, Rail
Enhancement & Accelerated Bridge Programs, Series 2017A
5 .000 06/01/47 2,425,075
5,000,000 Massachusetts State, Transportation Fund Revenue Bonds, Rail
Enhancement Program, Sustainability  Green Series 2022A
5 .000 06/01/50 5,051,124
1,000,000 Newburyport, Massachusetts, General Obligation Bonds,
Municipal Purpose Loan, Refunding Series 2013
4 .000 01/15/30 1,000,376
480,000 University of Massachusetts Building Authority, Project
Revenue Bonds, Senior Series 2014-1
5 .000 11/01/39 479,979
TOTAL MASSACHUSETTS 33,521,311
MICHIGAN - 2.2%
5,000,000 Lansing Board of Water and Light, Michigan, Utility System
Revenue Bonds, Refunding Series 2024A
5 .000 07/01/54 5,090,993
5,000,000 Lansing Board of Water and Light, Michigan, Utility System
Revenue Bonds, Series 2019A
5 .000 07/01/48 5,021,333
385,000 Michigan State Building Authority, Revenue Bonds, Facilities
Program, Refunding Series 2015-I
5 .000 04/15/38 385,866

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MICHIGAN (continued)
$ 4,000,000 Michigan State Building Authority, Revenue Bonds, Facilities
Program, Refunding Series 2016-I
5 .000% 04/15/35 $ 4,074,756
1,000,000 Wayne County Airport Authority, Michigan, Revenue Bonds,
Detroit Metropolitan Wayne County Airport, Series 2023B -
AGM Insured, (AMT)
5 .500 12/01/48 1,041,546
TOTAL MICHIGAN 15,614,494
MINNESOTA - 1.2%
1,340,000 Minnesota Agricultural and Economic Development Board,
Health Care Facilities Revenue Bonds, Essentia Health
Obligated Group, Series 2024A
5 .250 01/01/47 1,362,077
1,000,000 Saint Cloud, Minnesota, Health Care Revenue Bonds,
CentraCare Health System, Series 2024
4 .000 05/01/50 852,756
1,300,000 Saint Cloud, Minnesota, Health Care Revenue Bonds,
CentraCare Health System, Series 2024
5 .000 05/01/54 1,286,458
3,850,000 Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Hmong College Prep
Academy Project, Series 2016A
6 .000 09/01/51 3,859,024
1,200,000 (a) Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Metro Deaf School
Project, Series 2018A
5 .000 06/15/38 1,121,011
TOTAL MINNESOTA 8,481,326
MISSOURI - 3.4%
5,000,000 Jackson County, Missouri, Special Obligation Bonds, Series
2023A
5 .250 12/01/47 5,168,981
7,000,000 Kansas City Industrial Development Authority, Missouri, Airport
Special Obligation Bonds, Kansas City International Airport
Terminal Modernization Project, Series 2019B, (AMT)
5 .000 03/01/54 6,803,090
5,000,000 Kansas City Municipal Assistance Corporation, Missouri,
Leasehold Revenue Bonds, Improvement Series 2004B-1 -
AMBAC Insured
0 .000 04/15/30 4,199,541
2,000,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, CoxHealth, Series 2013A
5 .000 11/15/38 1,999,972
1,700,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Mosaic Health System, Series 2019A
4 .000 02/15/54 1,407,095
5,560,000 Saint Louis County Industrial Development Authority, Missouri,
Revenue Bonds, Friendship Village Saint Louis Obligated
Group, Series 2017
5 .000 09/01/48 5,173,803
TOTAL MISSOURI 24,752,482
NEBRASKA - 1.5%
3,550,000 Central Plains Energy Project, Nebraska, Gas Project 4 Revenue
Bonds, Refunding Series 2023A-1, (Mandatory Put 11/01/29)
5 .000 05/01/54 3,732,805
3,000,000 Douglas County Hospital Authority 2, Nebraska, Health
Facilities Revenue Bonds, Children's Hospital Obligated Group,
Series 2017
5 .000 11/15/47 2,982,783
545,000 Douglas County Hospital Authority 3, Nebraska, Health
Facilities Revenue Bonds, Nebraska Methodist Health System,
Refunding Series 2015
4 .125 11/01/36 533,259
2,700,000 Douglas County Hospital Authority 3, Nebraska, Health
Facilities Revenue Bonds, Nebraska Methodist Health System,
Refunding Series 2015
5 .000 11/01/45 2,658,195
250,000 Madison County Hospital Authority 1, Nebraska, Hospital
Revenue Bonds, Faith Regional Health Services Project, Series
2018
5 .000 07/01/26 250,157
305,000 Madison County Hospital Authority 1, Nebraska, Hospital
Revenue Bonds, Faith Regional Health Services Project, Series
2018
5 .000 07/01/27 305,154
TOTAL NEBRASKA 10,462,353
NEVADA - 0.2%
1,710,000 Carson City, Nevada, Hospital Revenue Bonds, Carson Tahoe
Regional Healthcare Project, Series 2017A
5 .000 09/01/37 1,711,276
TOTAL NEVADA 1,711,276

Portfolio of Investments June 30, 2025
(continued)
NXP

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW JERSEY - 5.0%
$ 3,495,000 Delaware River Port Authority, New Jersey and Pennsylvania,
Revenue Bonds,  Series 2013
5 .000% 01/01/37 $ 3,496,115
940,000 New Jersey Economic Development Authority, Private Activity
Bonds, The Goethals Bridge Replacement Project, Series 2013
- AGM Insured, (AMT)
5 .125 01/01/39 941,700
2,000,000 (b) New Jersey Economic Development Authority, School Facilities
Construction Bonds, Refunding Series 2016BBB, (Pre-refunded
12/15/26)
5 .500 06/15/31 2,082,275
305,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, University Hospital Issue, Refunding Series 2015A -
AGM Insured
5 .000 07/01/28 305,397
260,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, University Hospital Issue, Refunding Series 2015A -
AGM Insured
5 .000 07/01/29 260,321
4,900,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Refunding Series 2006C - AMBAC Insured
0 .000 12/15/28 4,400,011
35,000,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Refunding Series 2006C - AGM Insured
0 .000 12/15/34 24,647,815
TOTAL NEW JERSEY 36,133,634
NEW MEXICO - 0.3%
1,000,000 Farmington Municipal School District 5, San Juan County, New
Mexico, General Obligation Bonds, School Building Series
2015
5 .000 09/01/28 1,003,021
1,035,000 University of New Mexico, Revenue Bonds, Refunding &
Improvement Subordinate Lien Series 2016A
4 .500 06/01/36 1,044,644
TOTAL NEW MEXICO 2,047,665
NEW YORK - 4.1%
2,500,000 Dormitory Authority of the State of New York, Revenue Bonds,
White Plains Hospital, Series 2024
5 .500 10/01/54 2,604,784
1,115,000 Dormitory Authority of the State of New York, State Sales Tax
Revenue Bonds, Series 2024B
5 .000 03/15/49 1,134,312
3,775,000 New York City Municipal Water Finance Authority, New York,
Water and Sewer System Second General Resolution Revenue
Bonds, Fiscal 2024 Series BB-2
5 .250 06/15/47 3,930,278
10,000,000 New York State Urban Development Corporation, State
Personal Income Tax Revenue Bonds, General Purpose, Series
2020A
4 .000 03/15/45 8,954,828
5,000,000 New York Transportation Development Corporation, New York,
Special Facilities Revenue Bonds, Terminal 6 John F Kennedy
International Airport Redevelopment Project, Senior Green
Series 2024A, (AMT)
5 .250 12/31/54 5,007,725
2,500,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Thirty-Four Series 2022, (AMT)
5 .250 08/01/47 2,539,845
5,210,000 Triborough Bridge and Tunnel Authority, New York, Sales
Tax Revenue Bonds, MTA Bridges & Tunnels, TBTA Capital
Lockbox-City Sales Tax, Series 2024A-1
5 .000 05/15/54 5,307,358
TOTAL NEW YORK 29,479,130
NORTH CAROLINA - 0.1%
1,000,000 Charlotte, North Carolina, Airport Revenue Bonds, Charlotte
Douglas International, Series 2023B, (AMT)
5 .000 07/01/48 999,806
TOTAL NORTH CAROLINA 999,806
OHIO - 0.6%
4,500,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Series 2020B-2 Class 2
5 .000 06/01/55 3,841,841
250,000 Ohio Air Quality Development Authority, Ohio, Pollution
Control Revenue Bonds, FirstEnergy Generation Corporation
Project, Refunding Series 2009D, (Mandatory Put 9/15/21)
3 .375 08/01/29 243,412
TOTAL OHIO 4,085,253

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OKLAHOMA - 0.9%
$ 1,230,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Series 2018B
5 .000% 08/15/38 $ 1,238,881
5,000,000 Oklahoma State Turnpike Authority, Turnpike System Revenue
Bonds, Second Senior Series 2023
5 .500 01/01/53 5,216,165
TOTAL OKLAHOMA 6,455,046
OREGON - 4.5%
500,000 Astoria Hospital Facilities Authority, Oregon, Hospital Revenue
Bonds, Columbia Memorial Hospital Project, Series 2024
5 .250 08/01/54 485,528
1,505,000 Beaverton School District 48J, Washington and Multnomah
Counties, Oregon, General Obligation Bonds, Convertible
Deferred Interest Series 2017D
5 .000 06/15/36 1,546,863
60,000 Clackamas Community College District, Oregon, General
Obligation Bonds, Deferred Interest Series 2017A
5 .000 06/15/40 61,315
500,000 Clackamas County Hospital Facility Authority, Oregon, Senior
Living Revenue Bonds, Willamette View Project, Series 2017A
5 .000 11/15/52 445,527
2,000,000 Clackamas County School District 12, North Clackamas,
Oregon, General Obligation Bonds, Deferred Interest Series
2017A
0 .000 06/15/41 861,469
2,130,000 Medford Hospital Facilities Authority, Oregon, Hospital
Revenue Bonds, Asante Health System, Refunding Series
2020A
5 .000 08/15/50 2,073,465
2,000,000 Oregon Facilities Authority, Revenue Bonds, Willamette
University, Refunding Series 2016B
5 .000 10/01/40 1,979,941
5,000,000 Oregon Health and Science University, Revenue Bonds, Green
Series 2021A
4 .000 07/01/44 4,612,865
3,000,000 Port of Portland, Oregon, International Airport Revenue Bonds,
Green Series 2023-29, (AMT)
5 .500 07/01/53 3,090,702
11,850,000 (d) Port of Portland, Oregon, International Airport Revenue Bonds,
Green Series 2024-30A, (AMT), (UB)
5 .250 07/01/49 12,084,981
2,500,000 Salem Hospital Facility Authority, Oregon, Revenue Bonds,
Salem Health Projects, Refunding Series 2016A
5 .000 05/15/46 2,488,232
1,000,000 Washington Multnomah & Yamhill Counties School District 1J
Hillsboro, Oregon, General Obligation Bonds, Series 2017
5 .000 06/15/31 1,037,992
1,500,000 Yamhill County, Oregon, Revenue Bonds, George Fox
University Project, Refunding Series 2021
4 .000 12/01/36 1,502,888
TOTAL OREGON 32,271,768
PENNSYLVANIA - 4.3%
1,500,000 Beaver County Industrial Development Authority, Pennsylvania,
Pollution Control Revenue Refunding Bonds, FirstEnergy
Generation Project, Series 2008B
3 .750 10/01/47 1,192,634
1,000,000 Montgomery County Industrial Development Authority,
Pennsylvania, Revenue Bonds, ACTS Retirement-Life
Communities, Inc. Obligated Group, Series 2020
5 .000 11/15/45 981,339
65,000 (b) Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, State System of Higher Education, Series 2016AT-1,
(Pre-refunded 6/15/26)
5 .000 06/15/31 66,106
755,000 (b) Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, State System of Higher Education, Series 2016AT-1,
(ETM)
5 .000 06/15/31 829,279
4,180,000 Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, State System of Higher Education, Series 2016AT-1
5 .000 06/15/31 4,254,325
1,500,000 (d) Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, Thomas Jefferson University, Series 2024B-1, (UB)
5 .250 11/01/48 1,534,456
1,500,000 (d) Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, Thomas Jefferson University, Series 2024B-2, (UB)
5 .000 11/01/54 1,504,431
10,000,000 (d) Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2024-147A, (UB)
4 .700 10/01/49 9,665,384
6,000,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Series 2018A-2
5 .000 12/01/48 6,007,058
5,000,000 Philadelphia, Pennsylvania, Water and Wastewater Revenue
Bonds, Series 2024C
5 .250 09/01/54 5,168,939
TOTAL PENNSYLVANIA 31,203,951

Portfolio of Investments June 30, 2025
(continued)
NXP

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PUERTO RICO - 2.3%
$ 21,600,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
0 .000% 07/01/46 $ 6,881,648
2,550,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
4 .750 07/01/53 2,347,867
4,000,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Taxable Restructured Cofina Project Series
2019A-2
4 .329 07/01/40 3,757,343
3,624,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Taxable Restructured Cofina Project Series
2019A-2
4 .784 07/01/58 3,307,654
500,206 Puerto Rico, General Obligation Bonds, Clawback Highway
Transportation Authority Claims Taxable Series 2022
0 .000 11/01/51 316,380
TOTAL PUERTO RICO 16,610,892
SOUTH CAROLINA - 0.3%
1,940,000 South Carolina State Ports Authority, Revenue Bonds, Series
2018, (AMT)
5 .000 07/01/48 1,916,175
TOTAL SOUTH CAROLINA 1,916,175
SOUTH DAKOTA - 0.1%
1,000,000 South Dakota Health and Educational Facilities Authority,
Revenue Bonds, Sanford Health, Series 2015
5 .000 11/01/35 1,002,929
TOTAL SOUTH DAKOTA 1,002,929
TENNESSEE - 1.4%
4,695,000 Metropolitan Government of Nashville and Davidson County
Sports Authority, Tennessee, Revenue Bonds, Stadium Project,
Subordinate Senior Series 2023A - AGM Insured
5 .250 07/01/56 4,814,634
5,000,000 Metropolitan Nashville Airport Authority, Tennessee, Airport
Revenue Bonds, Subordinate Series 2019B, (AMT)
5 .000 07/01/49 4,914,927
TOTAL TENNESSEE 9,729,561
TEXAS - 7.7%
1,160,000 Harris County Cultural Education Facilities Finance
Corporation, Texas, Revenue Bonds, Houston Methodist
Hospital System, Series 2015
5 .000 12/01/45 1,148,140
480,000 (b) Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Junior Lien Series 2001H - NPFG Insured, (ETM)
0 .000 11/15/30 402,526
2,935,000 (b) Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Junior Lien Series 2001H - NPFG Insured, (ETM)
0 .000 11/15/30 2,461,280
1,405,000 Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Junior Lien Series 2001H - NPFG Insured
0 .000 11/15/32 1,025,587
465,000 (b) Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Junior Lien Series 2001H, (Pre-refunded 11/15/31) - NPFG
Insured
0 .000 11/15/36 276,404
2,045,000 Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Junior Lien Series 2001H - NPFG Insured
0 .000 11/15/36 1,126,799
10,315,000 (b) Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Junior Lien Series 2001H, (Pre-refunded 11/15/31) - NPFG
Insured
0 .000 11/15/41 4,485,537
2,165,000 Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Junior Lien Series 2001H - NPFG Insured
0 .000 11/15/41 836,344
3,045,000 Harris County-Houston Sports Authority, Texas, Special
Revenue Bonds, Refunding Senior Lien Series 2001A - NPFG
Insured
0 .000 11/15/34 1,929,326
8,110,000 Harris County-Houston Sports Authority, Texas, Special
Revenue Bonds, Refunding Senior Lien Series 2001A - NPFG
Insured
0 .000 11/15/38 3,882,352
5,325,000 Irving Independent School District, Dallas County, Texas,
General Obligation Bonds, School Building Series 2023
5 .000 02/15/41 5,573,365
2,500,000 (e) Klein Independent School District, Harris County, Texas,
General Obligation Bonds, Refunding Schoolhouse Series
2025
5 .000 08/01/49 2,556,620
2,500,000 (e) Klein Independent School District, Harris County, Texas,
General Obligation Bonds, Refunding Schoolhouse Series
2025
5 .000 08/01/50 2,551,676

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 13,410,000 Lamar Consolidated Independent School District, Fort Bend
County, Texas, General Obligation Bonds, Schoolhouse Series
2023A
5 .000% 02/15/53 $ 13,628,866
1,500,000 Midland Independent School District, Midland County, Texas,
General Obligation Bonds, School Building Series 2024
5 .000 02/15/50 1,508,577
430,000 (a) Mission Economic Development Corporation, Texas, Revenue
Bonds, Natgasoline Project, Senior Lien Series 2018, (AMT)
4 .625 10/01/31 430,689
4,855,000 Northwest Independent School District, Denton, Tarrant and
Wise Counties, Texas, General Obligation Bonds, School
Building Series 2023
5 .000 02/15/48 4,952,754
3,845,000 Tarrant County Cultural Education Facilities Finance
Corporation, Texas, Hospital Revenue Bonds, Cook Childrens
Medical Center, Series 2025
5 .250 12/01/49 3,981,936
200,000 Tarrant County Cultural Education Facilities Finance
Corporation, Texas, Hospital Revenue Bonds, Scott & White
Healthcare Project, Series 2016A
4 .000 11/15/42 184,425
2,410,000 Texas Turnpike Authority, Central Texas Turnpike System
Revenue Bonds, First Tier Series 2002A - AMBAC Insured
0 .000 08/15/25 2,400,268
TOTAL TEXAS 55,343,471
UTAH - 1.1%
1,000,000 Downtown Revitalization Public Infrastructure District, Utah,
Sales Tax Revenue Bonds, SEG Redevelopment Project, Second
Lien Series 2025B
5 .250 06/01/45 1,038,041
2,095,000 Millard School District, Utah, Lease Revenue Bonds Local
Building Authority Series 2024 - BAM Insured
5 .000 05/15/49 2,129,229
5,000,000 Salt Lake City, Utah, Airport Revenue Bonds, International
Airport Series 2021A, (AMT)
5 .000 07/01/46 4,947,711
TOTAL UTAH 8,114,981
VIRGIN ISLANDS - 0.2%
1,645,000 Matching Fund Special Purpose Securitization Corporation,
Virgin Islands, Revenue Bonds, Series 2022A
5 .000 10/01/39 1,616,214
TOTAL VIRGIN ISLANDS 1,616,214
WASHINGTON - 4.1%
5,000,000 Port of Seattle, Washington, Revenue Bonds, Intermediate Lien
Series 2019, (AMT)
5 .000 04/01/44 4,952,815
3,485,000 Port of Seattle, Washington, Revenue Bonds, Refunding
Intermediate Lien Series 2021C, (AMT)
5 .000 08/01/46 3,437,698
1,285,000 Washington Health Care Facilities Authority, Revenue Bonds,
CommonSpirit Health, Series 2019A-1 - BAM Insured
4 .000 08/01/44 1,156,807
4,000,000 Washington Health Care Facilities Authority, Revenue Bonds,
Providence Health & Services, Refunding Series 2012A
5 .000 10/01/32 4,008,532
5,000,000 Washington Health Care Facilities Authority, Revenue Bonds,
Providence Health & Services, Series 2014D
5 .000 10/01/38 5,001,768
8,390,000 Washington State Convention Center Public Facilities District,
Lodging Tax Revenue Bonds, Refunding Series 2021B
4 .000 07/01/58 6,981,779
2,060,000 (b) Washington State, General Obligation Bonds, Various Purpose
Series 2016A-1, (Pre-refunded 8/01/25)
5 .000 08/01/39 2,063,171
2,115,000 Washington State, Motor Vehicle Fuel Tax General Obligation
Bonds, Series 2003F - NPFG Insured
0 .000 12/01/27 1,972,178
TOTAL WASHINGTON 29,574,748
WISCONSIN - 1.3%
3,290,000 Wisconsin Health and Educational Facilities Authority, Revenue
Bonds, Mercy Alliance, Inc., Series 2012
5 .000 06/01/39 3,293,050
985,000 (b) Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Ascension Health Alliance Senior
Credit Group, Series 2016A, (Pre-refunded 5/15/26)
4 .000 11/15/46 993,268
1,015,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Ascension Health Alliance Senior
Credit Group, Series 2016A
4 .000 11/15/46 881,236

Portfolio of Investments June 30, 2025
(continued)
NXP

All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WISCONSIN (continued)
$ 3,855,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Medical College of Wisconsin, Inc.,
Series 2016
5 .000% 12/01/41 $ 3,876,599
TOTAL WISCONSIN 9,044,153
TOTAL MUNICIPAL BONDS
(Cost $707,931,442) 729,691,452
TOTAL LONG-TERM INVESTMENTS
(Cost $707,931,442) 729,691,452
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  1.3%
9200000 MUNICIPAL BONDS - 1 .3% 9200000
ALABAMA - 0.3%
2,200,000 (a),(f) Black Belt Energy Gas District, Alabama, Gas Project Revenue
Bonds, Tender Option Bond Trust Series 2022-XM1080
2 .700 02/01/28 2,200,000
TOTAL ALABAMA 2,200,000
MINNESOTA - 0.6%
4,000,000 (f) Rochester, Minnesota, Health Care Facilities Revenue Bonds,
Mayo Clinic, Series 2025C
3 .550 11/15/64 4,000,000
TOTAL MINNESOTA 4,000,000
WISCONSIN - 0.4%
3,000,000 (f) Public Finance Authority of Wisconsin, Health Care System
Revenue Bonds, Cone Health, Refunding Series 2023B
4 .000 10/01/55 3,000,000
TOTAL WISCONSIN 3,000,000
TOTAL MUNICIPAL BONDS
(Cost $9,200,000) 9,200,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $9,200,000) 9,200,000
TOTAL INVESTMENTS - 102 .4%
(Cost $ 717,131,442 ) 738,891,452
BORROWINGS - 0.0% (g) (105,740)
FLOATING RATE OBLIGATIONS - (3.9)% (27,880,000)
OTHER ASSETS & LIABILITIES, NET -  1.5% 10,651,909
NET ASSETS APPLICABLE TO COMMON SHARES - 100% $ 721,557,621
AMT Alternative Minimum Tax
ETM Escrowed to maturity
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction. Inverse floating rate trust is a Recourse Trust unless otherwise noted.
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the reporting period, the aggregate value of these securities is $18,106,689 or 2.5% of Total Investments.
(b) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(c) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding.
The rate shown is the coupon as of the end of the reporting period.
(d) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(e) When-issued or delayed delivery security.
(f) Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
(g) Borrowings as a percentage of Total Investments is 0.0%.

financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
NXP
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 729,691,452 $ – $ 729,691,452
Short-Term Investments:
Municipal Bonds – 9,200,000 – 9,200,000
Total $ – $ 738,891,452 $ – $ 738,891,452